Lease	9 Months Ended
Sep. 30, 2023
Lease
Lease.
6.	Lease

As of September 30, 2023, the Group operated 32 leased hotels, leasing the underlying buildings. The Group generally enters into lease agreements with initial terms of 5 to 15 years. Some of the lease agreements contain renewal options. Such options are accounted for only when it is reasonably certain that the Group will exercise the options. The rent under current hotel lease agreements is generally payable in fixed rent. In addition to hotels leases, the Group also leases office spaces and logistics centers. The lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Right-of-use assets and lease liabilities are recognized upon lease commencement for operating leases. Variable lease payments that do not depend on a rate or index are expensed as incurred. The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less and the Group recognizes lease expense for these leases on a straight-line basis over the lease term. In addition, the Group has elected not to separate non-lease components (e.g., common area maintenance fees) from the lease components.

In limited cases, the Group sublease certain hotels areas to third parties. Income from sublease agreements with third parties are included in retail revenues and others, within the condensed consolidated statements of comprehensive income.

Supplemental Balance Sheet

	As of	As of
	December 31,	September 30,
	2022	2023
	RMB	RMB
Assets
Operating lease right-of-use assets	1,932,000	1,737,158
Liabilities
Current
Operating lease liabilities	319,598	301,967
Non-current
Operating lease liabilities	1,805,402	1,613,495
Total lease liabilities	2,125,000	1,915,462

Summary of Lease Cost

	For the nine months ended September 30,
	2022	2023	Account Classification
	RMB	RMB
Operating lease cost	273,927	276,130	Hotel operating costs, Other operating costs
Variable lease cost(1)	(12,759)	(3,153)	Hotel operating costs, Other operating costs
Sublease income	(6,424)	(10,247)	Retail revenues and others
Total lease cost	254,744	262,730
(1)

The Group was granted RMB18,066 and RMB6,722 in lease concessions from landlords related to the effects of the COVID-19 pandemic during the nine months ended September 30, 2022 and 2023, respectively. The lease concessions were primarily in the form of rent reduction over the period during which the Group’s hotel business was adversely impacted. The Group applied the interpretive guidance in a FASB staff Q&A document issued in April 2020 and elected: (1) not to evaluate whether a concession received in response to the COVID-19 pandemic is a lease modification and (2) to assume such concession was contemplated as part of the existing lease contract with no contract modification. Such concession was recognized as negative variable lease cost in the period the concession was granted.

Supplemental Cash Flow Information

	For the nine months ended September 30,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	242,726	286,679
Decrease in right-of-use assets and lease liabilities as a result of lease modification	—	(1,460)

	As of December 31,	As of September 30,
	2022	2023
Lease term and Discount Rate
Weighted-average remaining lease term (years)
Operating leases	7.82	7.29
Weighted-average discount rate
Operating leases	4.39%	4.38%

Summary of Future Lease Payments and Lease Liabilities

Maturities of operating lease liabilities as of September 30, 2023 were as follows:

Total
RMB
Three months ending December 31, 2023	119,211
2024	344,441
2025	308,681
2026	284,192
2027	282,231
Thereafter	899,073
Total undiscounted lease payment	2,237,829
Less: imputed interest(a)	(322,367)
Present value of lease liabilities	1,915,462
(a)	As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at the lease commencement date in determining the imputed interest and present value of lease payments. The incremental borrowing rate on January 1, 2022 was used for operating leases that commenced prior to that date.